Significant Accounting Policies (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended
	Jul. 29, 2015	Mar. 31, 2016	Dec. 31, 2015
Common Shares Held By The Initial Stockholder Subject To Forfeiture	675,000
Federal Depository Insurance Coverage		$ 250,000	$ 250,000
Founder Shares No Longer Subject To Forfeiture	500,000
Offering Costs			$ 517,145
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		16,750,000